THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                   SUPPLEMENT DATED SEPTEMBER 30, 2009 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 2, 2008

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)


SELLING YOUR SHARES

The section entitled "Selling Your Shares" on page 45 of the Statement of Additional Information is hereby supplemented with the following:

     "EXCHANGING OR CONVERTING SHARES

          You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same fund should be treated as a tax-free event. By contrast, an exchange between different funds is a taxable event."

PORTFOLIO MANAGER CHANGE

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM) and Fifth Third LifeModel Moderately Conservative Fund(SM). Accordingly, all references to Mr. Krumpelman in the Statement of Additional Information are hereby deleted in their entirety as of March 20, 2009.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-LMSLCPSAI93009

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                   SUPPLEMENT DATED SEPTEMBER 30, 2009 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2008

FIFTH THIRD ALL CAP VALUE FUND                               FIFTH THIRD MID CAP GROWTH FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                 FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DIVIDEND GROWTH FUND                             FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD EQUITY INDEX FUND                                FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD HIGH YIELD BOND FUND                             FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND       FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                  FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND                        FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MICRO CAP VALUE FUND                             FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

SELLING YOUR SHARES

The section entitled "Selling Your Shares" on page 55 of the Statement of Additional Information is hereby supplemented with the following:

     "EXCHANGING OR CONVERTING SHARES

          You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs. Also, you may convert your Fund shares for another class of the same Fifth Third Fund based on their relative NAVs provided you meet the eligibility requirements for the applicable class. Any conversion between classes of shares of the same fund should be treated as a tax-free event. By contrast, an exchange between different funds is a taxable event."

PORTFOLIO MANAGER CHANGE- DIVIDEND GROWTH FUND AND STRATEGIC INCOME FUND

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. Accordingly, all references to Mr. Krumpelman in the Statement of Additional Information are disregarded as of March 27, 2009.

PORTFOLIO MANAGER OWNERSHIP

The section entitled "Portfolio Manager Information - Securities Ownership" on page 44 of the Statement of Additional Information was supplemented with the following as of March 27, 2009:

------------------------------------------------ -------------------------------------------- ----------------------------
                                                                                              DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER                        FUND                                         SECURITIES
------------------------------------------------ -------------------------------------------- ----------------------------
Amy Denn*                                        Dividend Growth Fund                                    None
------------------------------------------------ -------------------------------------------- ----------------------------

-------
*Ownership as of March 27, 2009.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI93009